Shareholder Fees - FidelityAdvisorSeriesSmallCapFund-PRO	Jan. 29, 2025 USD ($)
FidelityAdvisorSeriesSmallCapFund-PRO | Fidelity Advisor Series Small Cap Fund
Shareholder Fees:
(fees paid directly from your investment)	none